CAPITAL AND RESERVES - Schedule of Movement in Cash Flow Hedge Reserve (Details) - Reserve of cash flow hedges - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reserves within equity [line items]
Balance at beginning of the year	$ (14,142)	$ 9,327
Gain (Loss) arising on changes in fair value of hedging instruments during the period	20,780	(22,184)
Gain (Loss) reclassified to profit or loss – hedged item has affected profit or loss	2,478	(1,285)
Balance at end of the year	$ 9,116	$ (14,142)